Segment Information - Reconciliation from Operating Profit (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Operating profit	$ 278	$ 288	$ 998	$ 1,039
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	248	245	879	869
Industrial Activities [Member] | Operating Segments [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	155	137	546	604
Industrial Activities [Member] | Operating Segments [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Operating profit	1	37	32	72
Industrial Activities [Member] | Operating Segments [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Operating profit	64	60	202	128
Industrial Activities [Member] | Operating Segments [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Operating profit	52	35	171	124
Industrial Activities [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	(24)	(24)	(72)	(59)
Financial services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating profit	114	128	363	397
Financial services [Member] | Eliminations and other
Segment Reporting Information [Line Items]
Operating profit	$ (84)	$ (85)	$ (244)	$ (227)